Deposit for investment	12 Months Ended
Dec. 31, 2011
Deposit for investment

20 Deposit for investment

On October 27, 2009, the Company entered into a Stock Purchase Agreement with China Technology Solar Power Holdings Limited (“CTSPHL”), and its direct and indirect shareholders to acquire a 51% equity interest in CTSPHL in consideration of (i) a cash advance amounting to US$3,000 (the “Advance”); (ii) a number of shares of the Company’s common stock to be issued at the closing of acquisition; and (iii) a convertible note with a principal amount equal to US$4.18 million to be issued at the second closing date of acquisition.

CTSPHL, through its wholly-owned subsidiary, intends to develop a 100 megawatt grid-connected solar power plant project located in Delingha City of Qaidam Basin in Qinghai Province, Northwestern China. Upon execution of the stock purchase agreement in October 2009, the Company paid the Advance in cash to Good Million Investment Ltd., (“Good Million”), the direct shareholder of CTSPHL, as a prepayment for the transaction, designated to be solely used for developing and constructing the solar power plant.

Due to the fact that the Chinese government had not determined the specific subsidy and incentive arrangements for on-grid solar energy applications in the Qinghai Province, on October 11, 2010, the Company entered into an agreement with CTSPHL to terminate the stock purchase agreement. Pursuant to a provision of the original Stock Purchase Agreement and subsequent amendments, the Advance had to be repaid to the Group. The Group reached agreement with CTSPHL and a new investor of the project, Good Million. Good Million and its shareholders undertake to repay the full amount of the Advance to the Group by two installments in cash, with US$1,000 to be paid before June 7, 2011, and remaining US$2,000 to be paid before August 31, 2011. In addition, Good Million also pledged 40,000,000 ordinary shares of CTSPHL, as collateral to secure the repayment of US$2,000 of the Advance.

During 2011, the Company received the first installment settlement of US$1,000 in cash and 29,433,962 shares of CTSPHL, valued at HK$15,600, as full settlement of the remaining US$2,000. The settlement resulted in no material gain or loss. The investment securities so obtained by the Group had been reported as AFS securities of the Group (Note 19).